Employee Benefit Plans (Total Expense From Continuing Operations For Defined Contribution Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined contribution plans	$ 6.1	$ 6.8	$ 7.3